Revenue	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

13. Revenue

Disaggregation of Revenue

The tables below reflect revenue by major source, timing of transfer of goods and services, and geographical markets for the fiscal years ended March 31, 2025, 2024 and 2023:

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Sales of Software	¥150,971	¥75,125	¥15,481
Consulting and Support Services	524,590	617,979	12,156
Advertising Services	—	—	39,960
Outsourcing Services	—	—	16,000
Total	¥675,561	¥693,104	¥83,597

During the fiscal year ended March 31, 2025, revenue from consulting and support services was generated from the provision of e-learning and software installation support services. During the fiscal year ended March 31, 2024, revenue from consulting and support services was generated from the provision of e-learning, e-commerce store set-up services, and software installation support services, while during the fiscal year ended March 31, 2023, revenue from consulting and support services was generated from the provision of IT system installation subsidy application consulting and support services.

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Timing of transfer of goods and services
Point in time	-	336,031	12,156
Over time	675,561	357,073	71,441
Total	¥675,561	¥693,104	¥83,597

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Geographical markets
Japan	675,561	693,104	83,597
Total	¥675,561	¥693,104	¥83,597

The following table summarizes the activity in deferred revenue during the fiscal years ended March 31, 2025 and 2024.

	For the Fiscal Years Ended March 31,
	2025	2024
Deferred revenue, beginning of period	¥399,413	¥223,471
Deferred revenue, end of period	764,933	399,413

Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	93,870	55,172

Changes in deferred revenue are primarily due to the timing of revenue recognition and cash collections. As of March 31, 2025 and 2024, deferred revenue represents the Company’s remaining performance obligations to provide software, e-learning and software installation support services for which consideration has been received.

As of March 31, 2025, JPY764,933 of revenue is expected to be recognized from remaining performance obligations for customer contracts. The Company expects to recognize revenue on JPY130,824 of these remaining performance obligations over the next 12 months, with the remaining balance to be recognized thereafter.